                                        UAM Funds

                                        Semi-Annual Report





        Clipper Focus Portfolio
--------------------------------------------------------------------------------
                                        October 31, 1998









                                                                             UAM

UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                         OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   4
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10

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UAM FUNDS                                               CLIPPER FOCUS PORTFOLIO
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The stock market resembles a strapless dress worn by a beautiful woman--one wonders what keeps it up. Last quarter it (the stock market that is) came plunging down to the embarrassment of all concerned. The financial embarrass-ment was more painful for stocks outside the S&P 500 Index. From inception, September 10, 1998, to date, your portfolio has appreciated 17.00% versus
15.05% for the S&P 500 Index.

WITHOUT VISIBLE MEANS OF SUPPORT
The relevant question is not what made stock prices go down but what kept them up for so long? Certainly not a generous dividend yield; at 1.3% in July the yield on the S&P 500 was the lowest in history. Not cheap earnings; the price- /earnings ratio on the S&P 500 was the highest in history. Not growing earn-ings; profits for Corporate America began to stagnate more than a year ago. Not cheap assets; the price/book ratio for the stock market also was at a rec-ord high. There simply was no rational basis for stock prices.

It was not always so. Most of the bull market of the 1990s rested on two solid foundations: the explosive growth of corporate profits and a decline in long-term bond rates. Expanding profits were the more powerful force both because they enriched shareholders and because they engendered expectations of more explosive growth to come. Those cheerful expectations then became the basis for the great burst of speculation which pushed equity valuations to levels never seen before in the history of economic man.

Past growth in corporate profits powered the rising market; expected growth sustains it even now. Expectations for expanding profits have come to resemble the desperately hungry donkey in wild pursuit of a constantly receding carrot. With each passing quarter of no growth in corporate profits, expectations of future growth are pushed ever farther into the future. Currently sell-side analysts expect that 1999 will see profit growth of 18% in the S&P 500 and 45% in NASDAQ stocks. If those robust earnings estimates fail to arrive, then stock prices remain vulnerable. Since earnings disappointments afflict even fine companies such as Disney and Coca-Cola, keeping them to a minimum in your portfolio is both unusually difficult for us and extremely important for you.

We are purchasing stocks now, but in a very different fashion then we did in 1987. After that stock market crash there were so many cheap stocks that we were very aggressive buyers. Now there are distinctly fewer good opportunities so our buying is very patient and much slower. Then and now our goal is to re-main stubbornly rational in a market which is only partially so.

                                       1
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UAM FUNDS                                               CLIPPER FOCUS PORTFOLIO
-------------------------------------------------------------------------------


THE THREE RS FOR INVESTORS
The back to school season suggests a review of the three Rs investors should consider: retirement, recession, and risk.

Unlike sex, money is something to be saved for old age. The good news is that today's retirees have an actuarial probability of living a long time. The bad news is that many will face retirement without having saved enough to enjoy it comfortably. The nation's personal savings rate is not only at a record low, it is so small that it is difficult to measure statistically. The stock market is partly to blame; many assume they need not save much out of current income because their stocks will go up as fast in the future as they have in the bull market of the 1990s. Projecting the remarkable gains (except for last quarter) of the past into the future does yield numbers once reserved for the age of dinosaur bones, but those numbers are very unlikely to be realized. As gallon-sized expectations shrink toward pint-sized reality, few holders of those ele-vated expectations are likely to lower their future living standards graceful-ly.

Recession is a particularly difficult issue to predict. A slowing of economic growth is likely if only because we have run out of one major factor of pro-duction--labor. That does not mean that recession is inevitable, particularly since it's traditional cause (Federal Reserve tightening to fight inflation) is absent. More likely than a classic recession in the economy is a recession in corporate profits, a novel condition which seems to have started a year ago. Both forms of recession are difficult to forecast, and neither are ade-quately reflected in general stock prices.

Risk is the last R-word, and last quarter it was a four-letter word for in-vestors. Risk is seductively easy to forget during the longest bull market in history, but it is always a rational consideration for investors. When it comes, risk tends to come in large lumps as it did recently. In most stocks today, there is not enough margin of safety to pay investors for the risk of owning them.

A MANAGER FOR ALL SEASONS
What goes up does not have to come down. As mentioned earlier, most of the bull market of the 1990s has rested on solid foundation. The current level of equity valuation is anything but solid. Our task now is to identify the pock-ets of value while avoiding the landmines of earnings disappointments and ex-cessive valuation. What matters is not just how much you make during a bull market, but how much you make and keep over an entire bull and bear cycle.

PACIFIC FINANCIAL RESEARCH, INC.
The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. If the Adviser did not

                                       2
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UAM FUNDS                                               CLIPPER FOCUS PORTFOLIO
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have temporary fee waivers and did not assume expenses on behalf of the Port-
folio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an invest-or's shares, when redeemed, may be worth more or less than their original cost.

                      DEFINITION OF THE COMPARATIVE INDEX

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 finan-cial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

                                       3
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UAM FUNDS                                          CLIPPER FOCUS PORTFOLIO
                                                   OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 76.3%
                                                               SHARES   VALUE+
                                                               ------ ----------
 BANKS - 3.0%
  Golden West Financial Corp. ................................ 1,000  $   90,687
                                                                      ----------
 BEVERAGES, FOOD & TOBACCO - 16.4%
  Anheuser-Busch Cos., Inc. .................................. 1,000      59,437
  Philip Morris Cos., Inc. ................................... 6,200     316,975
  UST, Inc. .................................................. 3,400     115,600
                                                                      ----------
                                                                         492,012
                                                                      ----------
 BUILDING MATERIALS - 0.1%
  Stanley Works...............................................   100       3,000
                                                                      ----------
 CHEMICALS - 3.5%
  *Airgas, Inc. .............................................. 2,800      32,200
  Great Lakes Chemical Corp. .................................   600      24,975
  Morton International, Inc. .................................   600      14,925
  Sigma-Aldrich Corp. ........................................ 1,100      33,997
                                                                      ----------
                                                                         106,097
                                                                      ----------
 ENTERTAINMENT & LEISURE - 1.7%
  International Game Technology............................... 2,200      49,638
                                                                      ----------
 FINANCIAL SERVICES - 24.4%
  Bear Stearns Cos., Inc. .................................... 1,900      67,806
  Donaldson, Lufkin & Jenrette, Inc. .........................   400      14,300
  Fannie Mae.................................................. 4,300     304,494
  Federal Home Loan Mortgage Corp. ........................... 5,400     310,500
  Franklin Resources, Inc. ...................................   700      26,469
  Morgan Stanley Dean Witter & Co. ...........................   100       6,475
                                                                      ----------
                                                                         730,044
                                                                      ----------
 HEALTH CARE - 4.1%
  Columbia/HCA Healthcare Corp. .............................. 2,300      48,300
  Johnson & Johnson...........................................   900      73,350
                                                                      ----------
                                                                         121,650
                                                                      ----------
 INSURANCE - 1.0%
  Old Republic International Corp. ........................... 1,600      30,400
                                                                      ----------
 LODGING & RESTAURANTS - 3.1%
  McDonald's Corp. ........................................... 1,400      93,625
                                                                      ----------
 METALS - 3.0%
  DeBeers Consolidated Mines Ltd. ADR......................... 6,300      90,562
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                       4
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UAM FUNDS                                          CLIPPER FOCUS PORTFOLIO
                                                   OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED
[CAPTION]
                                                           SHARES    VALUE+
                                                          -------- ----------
 MISCELLANEOUS - 0.8%
  Olsten Corp. ..........................................    2,700 $   24,806
                                                                   ----------
 NETWORKING - 2.9%
  Manpower, Inc. ........................................    3,600     86,850
                                                                   ----------
 RETAIL - 12.3%
  *General Nutrition Cos., Inc. .........................    2,300     33,494
  Mattel, Inc. ..........................................    3,500    125,562
  NIKE, Inc., Class B....................................    2,200     96,113
  *Toys 'R' Us, Inc. ....................................    2,300     44,994
  Wal-Mart Stores, Inc. .................................    1,000     69,000
                                                                   ----------
                                                                      369,163
                                                                   ----------
  TOTAL COMMON STOCKS (Cost $2,021,780)...........................  2,288,534
                                                                   ----------

 SHORT TERM INVESTMENT - 28.9%
[CAPTION]
                                                            FACE
                                                           AMOUNT
                                                          --------
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/98, to be repurchased at $866,354,
   collateralized by $833,374 of various U.S. Treasury
   Notes, 5.375%-6.875%, due 05/31/99-02/15/04, valued at
   $866,012 (Cost $866,000).............................. $866,000    866,000
                                                                   ----------
  TOTAL INVESTMENTS - 105.2% (Cost $2,887,780) (a)................  3,154,534
                                                                   ----------
  OTHER ASSETS AND LIABILITIES (NET) - (5.2)%.....................   (157,155)
                                                                   ----------
  NET ASSETS - 100%............................................... $2,997,379
                                                                   ==========

  + See Note A to Financial Statements.
  * Non Income Producing Security
ADR American Depositary Receipt
(a) The cost for federal income tax purposes was $2,887,780. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $266,754. This consisted of aggregate gross unrealized appreciation for all securities of $268,730 and aggregate gross unrealized depreciation for all securities of $1,976.

The accompanying notes are an integral part of the financial statements.

                                       5
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UAM FUNDS                                          CLIPPER FOCUS PORTFOLIO
                                                   OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS
 Investments, at Cost.............................................. $2,887,780
                                                                    ==========
 Investments, at Value (excluding Repurchase Agreement) ........... $2,288,534
 Repurchase Agreement, at Value ...................................    866,000
 Receivable from Investment Advisor--Note B........................     18,240
 Receivable for Portfolio Shares Sold..............................    265,158
 Dividends and Interest Receivable.................................      1,231
 Other Assets......................................................     24,910
                                                                    ----------
  Total Assets.....................................................  3,464,073
                                                                    ----------
 LIABILITIES
 Payable for Investments Purchased.................................    421,634
 Payable for Administrative Fees--Note C...........................      6,484
 Payable to Custodian Bank--Note D.................................      4,020
 Payable for Trustees' Fees--Note F................................        603
 Other Liabilities.................................................     33,953
                                                                    ----------
  Total Liabilities................................................    466,694
                                                                    ----------
 NET ASSETS........................................................ $2,997,379
                                                                    ==========
 NET ASSETS CONSIST OF:
 Paid in Capital................................................... $2,727,962
 Undistributed Net Investment Income...............................        968
 Accumulated Net Realized Gain.....................................      1,695
 Unrealized Appreciation...........................................    266,754
                                                                    ----------
 NET ASSETS........................................................ $2,997,379
                                                                    ==========
 Institutional Class Shares
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)...........................................................    256,124
 NET ASSET VALUE, Offering and Redemption Price Per Share..........     $11.70
                                                                        ======

The accompanying notes are an integral part of the financial statements.

                                       6
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UAM FUNDS                                    CLIPPER FOCUS PORTFOLIO
                                             FOR THE PERIOD SEPTEMBER 10, 1998*
                                             TO OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS

 INVESTMENT INCOME
 Dividends............................................................ $  1,597
 Interest.............................................................    2,263
                                                                       --------
  TOTAL INCOME........................................................    3,860
                                                                       --------
 EXPENSES
 Administrative Fees--Note C..........................................   12,650
 Printing Fees........................................................    3,571
 Filing and Registration Fees.........................................    3,397
 Audit Fees...........................................................    2,678
 Investment Advisory Fees--Note B.....................................    2,055
 Trustees' Fees--Note F...............................................      603
 Shareholder Servicing Fees...........................................      223
 Custodian Fees--Note D...............................................      149
 Other Expenses.......................................................    1,009
 Investment Advisory Fees Waived--Note B..............................   (2,055)
 Expenses Assumed by the Advisor--Note B..............................  (21,388)
                                                                       --------
  Net Expenses........................................................    2,892
                                                                       --------
 NET INVESTMENT INCOME................................................      968
                                                                       --------
 NET REALIZED GAIN ON INVESTMENTS.....................................    1,695
 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS....  266,754
                                                                       --------
 NET GAIN ON INVESTMENTS..............................................  268,449
                                                                       --------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $269,417
                                                                       ========

* Commencement of Operations
The accompanying notes are an integral part of the financial statements.

                                       7
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
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 STATEMENT OF CHANGES IN NET ASSETS
                                                                  SEPTEMBER 10,
                                                                    1998* TO
                                                                   OCTOBER 31,
                                                                      1998
                                                                   (UNAUDITED)
                                                                  -------------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income.........................................   $      968
  Net Realized Gain.............................................        1,695
  Net Change in Unrealized Appreciation/Depreciation............      266,754
                                                                   ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........      269,417
                                                                   ----------
 CAPITAL SHARE TRANSACTIONS: (1)
  Issued........................................................    2,826,508
  Redeemed......................................................      (98,546)
                                                                   ----------
  NET INCREASE FROM CAPITAL SHARE TRANSACTIONS..................    2,727,962
                                                                   ----------
  TOTAL INCREASE................................................    2,997,379
 NET ASSETS:
  Beginning of Period...........................................          --
                                                                   ----------
  End of Period (including undistributed net investment income
   of $968).....................................................   $2,997,379
                                                                   ==========
 (1)SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      265,010
  Shares Redeemed...............................................       (8,886)
                                                                   ----------
                                                                      256,124
                                                                   ==========
  *Commencement of Operations


The accompanying notes are an integral part of the financial statements.

                                       8
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UAM FUNDS                                               CLIPPER FOCUS PORTFOLIO
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 FINANCIAL HIGHLIGHTS
                                               SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 SEPTEMBER 10,
                                                                   1998* TO
                                                                  OCTOBER 31,
                                                                     1998
                                                                  (UNAUDITED)
                                                                 -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................    $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income..........................................       -- @
 Net Realized and Unrealized Gain on Investments................      1.70
                                                                    ------
 Total from Investment Operations...............................      1.70
                                                                    ------
NET ASSET VALUE, END OF PERIOD..................................    $11.70
                                                                    ======
TOTAL RETURN+...................................................     17.00%***
                                                                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)...........................    $2,997
Ratio of Expenses to Average Net Assets.........................      1.40%**
Ratio of Net Investment Income to Average Net Assets............      0.47%**
Portfolio Turnover Rate.........................................         4%
Ratio of Voluntarily Waived Fees and Expenses Assumed by
 Affiliates to Average Net Assets...............................     11.34%**
Ratio of Expenses to Average Net Assets Including Expense
 Offsets........................................................      1.40%**

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
 @  Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

                                       9
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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The Clipper Fo-cus Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversi-fied, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Clipper Focus Portfolio is to provide long-term growth of capital by investing in a concentrated portfolio of the stocks that, in the opinion of the Adviser, are significantly undervalued.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it ap-proximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value follow-ing procedures approved by the Trustees.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolio has the right to liquidate the collat-eral and apply the proceeds in satisfaction

                                      10
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UAM FUNDS                                               CLIPPER FOCUS PORTFOLIO
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  of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collat-eral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses which cannot be directly attributed are apportioned among the port-folios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custo-dian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Pacific Financial Research, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the ef-fect of expense offset arrangements, from exceeding 1.40% of average daily net assets.

                                      11
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UAM FUNDS                                               CLIPPER FOCUS PORTFOLIO
-------------------------------------------------------------------------------


  C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, transfer agent and shareholder services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Admin-istrator receives a fixed monthly fee, plus a fee based on a percentage of the monthly average net assets of the portfolio. In addition, the Administrator also receives per account fees that may vary according to the shareholder ac-count size and type of shareholder account. For the period ending October 31, 1998, the fee pursuant to the Agreement amounted to $12,650, which is equiva-lent to an annualized rate of 6.12% of average daily net assets.

  The Administrator has entered into an agreement (the "Sub-Agreements") with, Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Man-hattan Bank, DST Systems, Inc ("DST") and UAM Shareholder Services, Inc. ("UAMSSC") an affiliate of UAM, to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing, transfer agent and shareholder services. Pursuant to these sub-agreements, the Adminis-trator pays each of the respective companies a monthly fee. For the period ended October 31, 1998, the fees earned by CGFSC, DST, and UAMSSC amounted $9,202, $2,175 and $1,743, respectively.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's as-sets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the ac-tive portfolios of UAM Funds, plus a quarterly retainer of $150 for each ac-tive portfolio of the UAM Funds.

  G. PURCHASES AND SALES: For the period ended October 31, 1998, the Portfolio made purchases of $2,093,749 and sales of $73,664 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. OTHER: At October 31, 1998, 79% of total shares outstanding were held by 2 record shareholders owning more than 10% of the aggregate total shares out-standing. United Asset Management Corporation was the record shareholder of 44% of the aggregate total shares outstanding.

                                      12
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Trustee                                 Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Pacific Financial Research, Inc.
9601 Wilshire Boulevard, Suite 800
Beverly Hills, CA 90210

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.